SEGMENT INFORMATION (Schedule of Operating Segment) (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Segment assets	$ 89,454	¥ 648,853	¥ 399,991
Elimination of inter-segment receivables	(11,029)	(80,000)	(80,000)
Total assets	78,425	568,853	319,991
Segment liabilities	64,007	464,252	206,534
Elimination of inter-segment payables	(11,029)	(80,000)	(80,000)
Deferred tax liabilities	726	5,266	5,276
Income tax payable	1,617	11,729	10,732
Total liabilities	55,321	401,247	142,542
Deferred tax liabilities	726
Income tax payable	1,617
Total liabilities	55,321
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Segment assets	43,165	313,098	312,229
Segment liabilities	15,640	113,448	107,096
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Segment assets	35,188	255,233	286
Segment liabilities	35,633	258,436	3,298
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Segment assets	11,101	80,522	87,476
Segment liabilities	$ 12,734	¥ 92,368	¥ 96,140